Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities [Line Items]
Fair value at beginning	$ 150,000	$ 250,000	$ 50,000	$ 380,582	$ 1,197,292	$ 2,497,500	$ 2,497,500
Initial measurement on March 19, 2021								4,500,000
Initial measurement, over-allotment								345,000
Change in valuation inputs or other assumptions	50,000	(100,000)	200,000	(81,580)	(816,710)	(1,300,208)	(2,447,500)	(2,347,500)
Transfers to Level 1
Fair value at ending	$ 200,000	$ 150,000	$ 250,000	$ 299,002	$ 380,582	1,197,292	50,000	2,497,500
Public [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities [Line Items]
Fair value at beginning
Initial measurement on March 19, 2021								8,333,333
Initial measurement, over-allotment								862,500
Change in valuation inputs or other assumptions								(1,241,666)
Transfers to Level 1								(7,954,167)
Fair value at ending
Warrant [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities [Line Items]
Fair value at beginning						$ 2,497,500	$ 2,497,500
Initial measurement on March 19, 2021								12,833,333
Initial measurement, over-allotment								1,207,500
Change in valuation inputs or other assumptions								(3,589,166)
Transfers to Level 1								(7,954,167)
Fair value at ending								$ 2,497,500